JPMORGAN TRUST I

270 Park Avenue

New York, N.Y. 10017

March 30, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”) on behalf of
JPMorgan Prime Money Market Fund (the “Fund”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 208 (Amendment No. 209 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register new IM Shares for the Fund listed above, which is in a stand-alone prospectus for the new class. We are concurrently filing a post-effective amendment to the registration statement for JPMorgan Trust II (“JPMT II”), to register new IM Shares for certain JPMT II Funds; these Funds are also described in the prospectus included in this Amendment.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary

cc: Vincent J. Di Stefano